UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-23c-3

Notification of Repurchase Offer

Pursuant to Rule 23c-3 [17 CFR 270.23c-3]

1. Investment Company Act File Number: 811-23159

Date of Notification:  June 30, 2022

2. Exact name of Investment Company as specified in registration statement:

Apollo Diversified Credit Fund

3. Address of principal executive office: (number, street, city, state, zip code)

Apollo Global Management, Inc.

9 West 57th Street, New York

New York 10019

4. Check one of the following:

A.	[X] The notification pertains to a periodic repurchase offer under paragraph (b) of Rule 23c-3.

B.	[ ] The notification pertains to a discretionary repurchase offer under paragraph (c) of Rule 23c-3.

C.	[ ] The notification pertains to a periodic repurchase offer under paragraph (b) of Rule 23c-3 and a discretionary repurchase offer under paragraph (c) of Rule 23c-3.

By:	/s/ Ryan Del Giudice
Ryan Del Giudice
Assistant Secretary

APOLLO DIVERSIFIED CREDIT FUND

Investor Update

June 30, 2022

Dear Valued Shareholder,

We are pleased to present an update for Apollo Diversified Credit Fund (the “Fund”).1 We greatly appreciate the support of our shareholders and remain committed to the Fund’s investment objective, which is to generate a return comprised of both current income and capital appreciation with an emphasis on current income with low volatility and low correlation to the broader markets. The Fund continues to be an actively managed, multi-asset credit strategy investing across the alternative credit universe.

Market Overview

Volatility has picked up meaningfully in 2022 as financial markets digest the U.S. Federal Reserve’s (the “Fed”) aggressive tone to combat inflation. May’s headline consumer price index (CPI) hit a 40-year high of 8.6%,2 suggesting that the Fed may need to be more aggressive with rate hikes and quantitative tightening to contain demand. Further, the ongoing Russia/Ukraine war, supply-chain disruptions and COVID-related lockdowns in China further exacerbate inflationary and recessionary concerns.

Year to date, Treasury yields have moved dramatically with the two-year Treasury yield reaching 3.06% and 10-year Treasury yield nearing 3.13% as of market close on June 24, 2022.3 This movement has coincided with a widespread sell-off across the debt and equity markets. These correlated market moves have negatively impacted almost all public markets. However, while we are witnessing stress in the broader credit markets as issuers have traded down due to the technical sell-off, we are continuing to find selective value in the public markets as certain sectors and companies continue to exhibit strong fundamentals. Further, during the first quarter of 2022, high-yield companies on average reduced leverage and posted record high coverage metrics. Additionally, the recent volatility is creating opportunities in private credit. Institutional leveraged loan new issuance stood at $168 billion year to date as of June 24, 2022, 49% less than the $328 billion issued during the same period last year.4 Similarly, primary issuance in the high yield market has stalled as well and is currently $68 billion year to date as of June 24, 2022, 76% less than the $280 billion issued during the same period last year.4 These constraints on capital markets activity in our view will bolster the need for issuers and sponsors to access the private credit markets. Further, as rates rise and spreads widen, we believe credit will be an attractive risk-reward trade relative to other asset classes, especially equities.

Fund Strategy and Positioning

Since taking over the portfolio in the second quarter of 2022, the Fund’s investment team has focused on positioning the portfolio in anticipation of a potentially strong private credit pipeline. As mentioned previously, new issuance in liquid credit markets is significantly down as borrowers find raising capital in volatile markets increasingly challenging. In our opinion, this development provides opportunities for well-capitalized, scaled solution providers like Apollo. Within Apollo’s direct origination pipeline, we are seeing robust demand for direct loans with an additional 50-100 basis point5 spread compared to Q1 2022. We anticipate the Fund’s allocation to direct origination to increase meaningfully over the next several months.

Apollo Diversified Credit Fund is a closed-end interval fund. Limited liquidity is provided to shareholders only through the Fund’s quarterly repurchase offers for no less than 5% and no more than 25% of the Fund’s shares outstanding at net asset value. The Fund is only suitable for investors who can bear the risks associated with the limited liquidity of the Fund and should be viewed as a long-term investment. There is no secondary market for the Fund’s shares and none is expected to develop.

1.	Effective May 2, 2022, Griffin Institutional Access® Credit Fund has been renamed Apollo Diversified Credit Fund.
2.	Source: U.S. Bureau of Labor Statistics, June 10, 2022. The Consumer Price Index is a price index of a basket of goods and services paid by urban consumers.
3.	Data source: Bloomberg. Two-year Treasury Notes and 10-Year Treasury Bonds are debt securities issued by the U.S. government with a maturity of two and 10 years, respectively.
4.	Source: S&P LCD US Research as of June 24, 2022.
5.	A basis point is a unit of measure used to describe the percentage change. One basis point is equivalent to 0.01% (1/100th of a percent) or 0.0001 in decimal form.

During the recent period of market volatility, the Fund has increased its allocation to dislocated credit. Additionally, the Fund has focused on reducing positions in the portfolio to increase its concentration in Apollo’s highest-conviction credit investments. The Fund’s approach to asset allocation builds on Apollo’s flexible investment philosophy, balancing near- and long-term relative value to maximize risk-adjusted returns across a market cycle. The Fund continues to take a “multi-asset” approach centered around five key strategy pillars:

•	Large Scale Origination: Origination strategy targeting large corporate and sponsor-backed issuers utilizing our proprietary sourcing channel that is primarily focused on first lien and unitranche loans. The strategy looks to offer efficient financing solutions for borrowers within the whitespace between the traditional middle market and the broadly syndicated market.
•	Levered Performing Credit: The levered performing credit pillar primarily pursues liquid, performing senior-secured credit to generate current income and total return. The breadth of Apollo’s credit platform provides a broad sourcing funnel and the ability to exercise a high degree of credit selectivity.
•	Structured Credit: This strategy seeks high-quality structured credit opportunities of various vintages and maturities in a broad mandate of structured products, including collateralized loan obligation (CLO)[6] debt and equity, consumer and whole business securitization, and solution capital.
•	Dislocated Credit: This strategy seeks to use contingent capital positioned to pursue dislocated credit opportunities (e.g., stressed, performing assets across the credit spectrum that sell off due to technical or fundamental reasons) in between traditional passive investment mandates and “distressed-for-control” investment mandates.
•	Special Situations/Other: This strategy is expected to enable agile deployment into opportunities that the above pillars might not capture. Broad asset classes and sector-level expertise enables Apollo to uncover unique relative value and risk-adjusted opportunities across the credit spectrum, including thematic investments in middle market loans, credit secondaries and aviation finance.

The Fund will seek to strategically deploy capital as it identifies investment opportunities, dynamically pivoting across the above five key strategies. In our view, the Fund’s ability to allocate across markets, industries, quality, asset classes, and capital structure allows the Fund’s investment team to capitalize on dispersion across markets and seek enhanced income generation. The Fund’s Q1 2022 annualized distribution rate for Class I shares (NASDAQ: CRDIX) was 6.17%, which was 2.57% higher than the Bloomberg U.S. Corporate Investment Grade Index (3.60%).7, 8 Furthermore, through active management, this environment may provide investors an opportunity for a differentiated return profile relative to more passive strategies.

On behalf of the entire Apollo team, we thank you for your continued support and confidence in the Fund. We hope that you and your families have a pleasant summer season.

Best,

Earl Hunt	Chris Lahoud	Jim Vanek
Partner, Credit	Partner, Credit	Partner, Credit

6.	A Collateralized loan obligation (CLO) is a structured credit security backed by a pool of bank loans, structured so there are several classes of bondholders with varying maturities, called tranches. Debt and equity securities of CLOs are sold in tranches where each CLO tranche has a different priority on distributions, unique risk exposures, and yield expectations based on the tranche’s place in the capital structure. Distributions begin with the senior debt tranches (CLO debt) and flow down to the equity tranches (CLO equity).
7.	Past performance is not indicative of future results. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Investing involves risk, including loss of principal. Assets and securities contained within indices are different than the assets and securities contained in Apollo Diversified Credit Fund and will therefore have different risk and reward profiles. There are limitations when comparing the Apollo Diversified Credit Fund to indices. Many open-end funds which track these indices offer daily liquidity, while closed-end interval funds offer liquidity on a periodic basis. Deteriorating general market conditions will reduce the value of stock securities. Fixed income risks include interest-rate and credit risk, bond values fluctuate in price so the value of your investment can go down depending on market conditions. The Fund’s investment in lower-rated securities involves special risks in addition to the risks associated with investments in investment grade securities, including a high degree of credit risk. Lower-rated securities may be regarded as predominately speculative with respect to the issuer’s continuing ability to meet principal and interest payments. Analysis of the creditworthiness of issuers/issues of lower-rated securities may be more complex than for issuers/issues of higher quality debt securities. There is a risk that issuers will not make payments, resulting in losses to the Fund. An investment cannot be made in an index, which is unmanaged and has returns that do not reflect any trading, management or other costs. Index performance does not represent actual Fund or portfolio performance, nor does it represent actual performance of the Fund’s Adviser or sub-adviser.
8.	Data source: Bloomberg using yield to worst for the Bloomberg U.S. Corporate Investment Grade Index. The Bloomberg U.S. Corporate Investment Grade Index is an unmanaged index consisting of publicly issued U.S. Corporate and specified foreign debentures and secured notes that are rated investment grade (Baa3/BBB or higher) by at least two ratings agencies, have at least one year to final maturity and have at least $250 million par amount outstanding. To qualify, bonds must be SEC-registered. Yield to worst refers to an estimate of the lowest yield that you can expect to earn from a debt investment, absent a default.

Distribution rates are not performance and reflect the applicable quarter’s cumulative distribution rate when annualized. Under GAAP, the composition of the Fund’s distribution on March 31, 2022 was estimated to include a de minimis amount of return of capital and should not be confused with yield or income. Historically, Fund distributions have only included income for tax purposes. It is important to note that differences exist between the Fund’s accounting records prepared in accordance with GAAP and recordkeeping practices required under income tax regulations. Therefore, the characterization of Fund distributions for federal income tax purposes may be different from GAAP characterization estimates. The determination of what portion of each year’s distributions constitutes ordinary income, qualifying dividend income, short or long-term capital gains or return of capital is determined at year-end and reported to shareholders on Form 1099-DIV, which is mailed every year in late January. The Fund does not provide tax advice. Fund distributions would have been lower had expenses, such as management fees, not been waived during the period and the Adviser is under no obligation to continue its voluntary expense waiver for any specified period of time.

IMPORTANT DISCLOSURES

This material is neither an offer to sell nor a solicitation to purchase any security. Investors should carefully consider the investment objectives, risks, charges and expenses of Apollo Diversified Credit Fund (the “Fund”). This information and other important details about the Fund are contained in the prospectus, which can be obtained by visiting www.apollo.com. Please read the prospectus carefully before investing.

Past performance is not indicative of future results. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Investing involves risk, including loss of principal. Performance includes reinvestment of distributions and reflects management fees and other expenses. Fund returns would have been lower had expenses, such as management fees, not been waived during the period. The Fund return does not reflect the deduction of all fees, including any applicable Fund share class sales load, third-party brokerage commissions or third-party investment advisory fees paid by investors to a financial intermediary for brokerage services. If the deduction of such fees was reflected, the performance would be lower. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investing in the Fund involves risks, including the risk that you may receive little or no return on your investment or that you may lose part or all of your investment. The ability of the Fund to achieve its investment objective depends, in part, on the ability of the Adviser to allocate effectively the assets of the Fund among the various securities and investments in which the Fund invests. There can be no assurance that the actual allocations will be effective in achieving the Fund’s investment objective or delivering positive returns. Current performance may be lower or higher than the performance quoted. The most recent performance is available at www.apollo.com or by calling 888.926.2688.

The Fund is a closed-end interval fund, the shares have no history of public trading, nor is it intended that the shares will be listed on a public exchange at this time. No secondary market is expected to develop for the Fund’s shares. Limited liquidity is provided to shareholders only through the Fund’s quarterly repurchase offers for no less than 5% and no more than 25% of the Fund’s shares outstanding at net asset value. There is no guarantee that an investor will be able to sell all the shares that the investor desires to sell in the repurchase offer. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Due to these restrictions, an investor should consider an investment in the Fund to be of limited liquidity. The Fund is suitable only for investors who can bear the risks associated with the limited liquidity of the Fund and should be viewed as a long-term investment. Investing in the Fund is speculative and involves a high degree of risk, including the risks associated with leverage and the risk of a substantial loss of investment. There is no guarantee that the investment strategies will work under all market conditions.

The Fund’s distribution policy is to make quarterly distributions to shareholders. Shareholders should not assume that the source of a distribution from the Fund is net profit. Please refer to the Fund’s most recent Section 19(a) notice for an estimate of the composition of the Fund’s most recent distribution, available at www.apollo.com, and the Fund’s semi-annual or annual reports filed with the U.S. Securities and Exchange Commission (the “SEC”) for additional information regarding the composition of distributions. The Fund’s distributions may be affected by numerous factors, including but not limited to changes in Fund expenses including the amount of expenses waived by the Fund’s Adviser, investment performance, realized and projected market returns, fluctuations in market interest rates, and other factors. Fund distributions would have been lower had expenses, such as management fees, not been waived during the period and the Adviser is under no obligation to continue its voluntary expense waiver for any specified period of time. There is no assurance that the Fund’s distribution rate will be sustainable in the future nor are distributions guaranteed.

Investors in the Fund should understand that the net asset value (“NAV”) of the Fund will fluctuate, which may result in a loss of the principal amount invested. All investments contain risk and may lose value The Fund’s investments may be negatively affected by the broad investment environment and capital markets in which the Fund invests, including the debt market, real estate market, and/or the equity securities market. The value of the Fund’s investments will increase or decrease based on changes in the prices of the investments it holds. This will cause the value of the Fund’s shares to increase or decrease. The use of leverage by the Fund will magnify the Fund’s gains or losses. The Fund is “diversified” under the Investment Company Act of 1940. Diversification does not eliminate the risk of experiencing investment losses. Holdings are subject to change without notice. The Fund is not intended to be a complete investment program.

Investing in lower-rated securities involves special risks in addition to the risks associated with investments in investment grade securities, including a high degree of credit risk. Lower-rated securities may be regarded as predominately speculative with respect to the issuer’s continuing ability to meet principal and interest payments. Analysis of the creditworthiness of issuers/issues of lower-rated securities may be more complex than for issuers/issues of higher quality debt securities. Securities that are in the lowest rating category are considered to have extremely poor prospects of ever attaining any real investment standing, to have a current identifiable vulnerability to default and/or to be unlikely to have the capacity to pay interest and repay principal. There is a risk that issuers will not make payments, resulting in losses to the Fund. In addition, the credit quality of securities may be lowered if an issuer’s financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of the Fund. Lower credit quality also may affect liquidity and make it difficult to sell the security. Default, or the market’s perception that an issuer is likely to default, could reduce the value and liquidity of securities, thereby reducing the value of your investment in Fund shares. The Adviser’s judgments about the attractiveness, value and potential appreciation of a particular sector and securities in which the Fund invests may prove to be incorrect and may not produce the desired results. Foreign investing involves special risks such as currency fluctuations and political uncertainty. The use of leverage by the Fund will magnify the Fund’s gains or losses. There is no guarantee that the Fund’s leverage strategy will be successful.

The Fund is advised by Apollo Capital Credit Adviser, LLC (“ACCA”). ACCA is registered as an investment adviser with the SEC pursuant to the provisions of the Investment Advisers Act of 1940, as amended (the “Advisers Act”). The Fund is sub-advised by Apollo Credit Management, LLC (“Apollo”). Apollo is registered as an investment adviser with the SEC pursuant to the provisions of the Advisers Act. Apollo and ACCA are affiliates of Apollo Global Management, Inc. and its consolidated subsidiaries. Registration with the SEC does not constitute an endorsement by the SEC nor does it imply a certain level of skill or training.

This material has been distributed for informational purposes only and should not be considered as investment advice or a recommendation of any particular security, strategy or investment product or be relied upon for any other purpose. The views expressed represent an assessment of market conditions at a specific point in time, are opinions only and should not be relied upon as investment advice regarding a particular investment or markets in general. Such information does not constitute a recommendation to buy or sell specific securities or investment vehicles. It should not be assumed that any investment will be profitable or will equal the performance of the fund(s) or any securities or any sectors mentioned herein. Information contained herein has been obtained from sources deemed to be reliable, but not guaranteed. Apollo Global Management and its affiliates do not provide tax, legal or accounting advice. This material is not intended to provide, and should not be relied on for, tax, legal or accounting advice. You should consult your own tax, legal and accounting advisors before engaging in any transaction. This material represents views as of the date of this presentation and is subject to change without notice of any kind.

Apollo Global Management, Inc.	949.270.9300
18191 Von Karman Avenue	www.apollo.com
Suite 300
Irvine, CA 92612

Not a deposit	May lose value	No bank guarantee
Not insured by the FDIC, NCUA or any other government agency

Griffin Capital Securities, LLC, Member FINRA/SIPC, is a subsidiary of Apollo Global Management, Inc. ALPS Distributors, Inc. (1290 Broadway, Suite 1000, Denver, CO 80203, Member FINRA) is the distributor of Apollo Diversified Credit Fund. Apollo Global Management, Inc. and ALPS Distributors, Inc. are not affiliated.

© 2022 Apollo Diversified Credit Fund. All rights reserved.

CR-IU627 (062822) | GCC000701 | Exp. 06.30.23	CF-IU190650 (0622)

APOLLO DIVERSIFIED CREDIT FUND

NOTICE OF QUARTERLY REPURCHASE OFFER

**IF YOU DO NOT WISH TO SELL YOUR SHARES AT THIS TIME, PLEASE DISREGARD THIS
NOTICE**

June 30, 2022

Dear Apollo Diversified Credit Fund Shareholder,

Thank you for your investment. The purpose of this notice is to inform you of the quarterly repurchase offer by Apollo Diversified Credit Fund (the “Fund”). Quarterly repurchase offers provide a degree of liquidity to shareholders of the Fund. You will receive a notice similar to this once per quarter. The Fund will offer to repurchase shares only during each regularly scheduled quarterly repurchase offer period.

The repurchase offer period will begin on June 30, 2022 and end on August 9, 2022 (the “Repurchase Request Deadline”). If you own shares through a financial intermediary, financial adviser or broker/ dealer (“Financial Intermediary”), please contact your Financial Intermediary.

Please also note that Class C shareholders who tender for repurchase of such shareholder’s Class C shares such that they will have been held less than 365 days after purchase, as of the time of repurchase, will be subject to a contingent deferred sales charge of 1.00% of the original purchase price which is payable to the Fund’s distributor out of the repurchase proceeds.

If you wish to tender shares, your Financial Intermediary will provide you with specific instructions. If you are unable to contact your Financial Intermediary or own shares directly and wish to tender shares, you can alternatively complete the Repurchase Request Form.

IMPORTANT

All repurchase requests must be received in good order prior to the Repurchase Request Deadline. The Repurchase Request Deadline will be strictly observed. If you fail to submit your repurchase request in proper form to the Transfer Agent prior to the Repurchase Request Deadline, the Fund will not repurchase your shares or a portion thereof until a subsequent quarterly repurchase offer, at which time you must submit a new repurchase request for that offer. Shares would be subject to NAV fluctuation during that time.

If you have any questions, please refer to the attached Repurchase Offer or contact your Financial Intermediary. You may also contact us directly at 1-888-926-2688.

Sincerely,

Apollo Diversified Credit Fund

CF-IU110702DIRECT (0622)

APOLLO DIVERSIFIED CREDIT FUND REPURCHASE OFFER

1 THE OFFER	Apollo Diversified Credit Fund (the “Fund”) is offering to repurchase, for cash, up to 5% of the Fund’s issued and outstanding shares (Class A, Class C, Class F, Class I, Class L and Class M shares) (“Repurchase Offer Amount”) as of the Repurchase Request Deadline (as defined below) at a price equal to the net asset value (“NAV”) of the applicable class of shares as of the close of regular business trading on the New York Stock Exchange on the Repurchase Pricing Date (as defined below). The purpose of this offer is to provide a level of liquidity to shareholders, as no secondary market exists for these shares. This offer is not conditioned on the tender of any minimum number of shares. This offer is made subject to the terms and conditions made in this Repurchase Offer and the Fund’s current effective prospectus and statement of additional information.
2 NET ASSET VALUE

The Fund’s NAV on June 23, 2022 of the Class A shares (CRDTX) was $21.38 per share, of the Class C shares (CGCCX) was $21.38 per share, of the Class F shares (CRDFX) was $21.39 per share, of the Class I shares (CRDIX) was $21.38 per share, of the Class L shares (CRDLX) was $21.38 per share and of the Class M shares (CRDMX) was $21.38 per share. The NAV at which the Fund will repurchase shares will not be calculated until the Repurchase Pricing Date (defined below).

The Fund’s NAV fluctuates. Therefore, the NAV on the Repurchase Pricing Date may be higher or lower than the NAV stated above or the date on which you submit your repurchase request.

The current NAV may be obtained by calling 1-888-926-2688 and asking for the most current NAV per share or by visiting www.apollodiversifiedcreditfund.com. The shares of the Fund are not traded on any organized market or securities exchange.

3 REPURCHASE REQUEST DEADLINE	All repurchase requests must be received in good order prior to 4:00 p.m., Eastern Time, on August 9, 2022.
4 REPURCHASE PRICING DATE	The NAV used to calculate the repurchase price will be determined as of the close of regular business trading on the New York Stock Exchange on August 9, 2022 (the “Repurchase Pricing Date”). There is a risk that the NAV per share fluctuates between the date on which you submit your repurchase request and the Repurchase Pricing Date, and that the NAV on the Repurchase Pricing Date may be higher or lower than the NAV on the date you submit your repurchase request.
5 PAYMENT FOR SHARES REPURCHASED	The Fund will pay repurchase proceeds within seven (7) calendar days from the Repurchase Pricing Date. The Fund will not charge a repurchase fee. However, as stated above, a contingent deferred sales charge may apply to Class C shares tendered for repurchase.
6 INCREASE IN NUMBER OF SHARES REPURCHASED

If shareholders tender for repurchase more than the Repurchase Offer Amount, the Fund may, but is not required to, repurchase an additional amount of shares not to exceed 2% of the outstanding shares of the Fund on the Repurchase Request Deadline. If the Fund determines not to repurchase more than the Repurchase Offer Amount, or if shareholders tender shares in an amount exceeding the Repurchase Offer Amount plus 2% of the outstanding shares on the Repurchase Request Deadline, the Fund will repurchase the shares on a pro rata basis. However, the Fund may accept all shares tendered for repurchase by shareholders who own less than one hundred (100) shares and who tender all of their shares, before prorating other amounts tendered. If you own less than one hundred (100) shares through a Financial Intermediary and tender all shares for repurchase, and those shares are held by the Financial intermediary in an omnibus account, it may not be possible for your shares to be redeemed in full prior to any proration of repurchase requests received from all other shareholders. Therefore, in that situation, your shares may not be fully redeemed, and you may continue to hold shares in the Fund through your Financial Intermediary.

There is no assurance that you will be able to sell as many of your shares as you desire to sell in the repurchase offer or in any subsequent repurchase offer. In the event that shareholders tender for repurchase more than the Repurchase Offer Amount, the Fund may repurchase the shares on a pro rata basis which may result in the Fund not honoring the full amount of a required minimum distribution requested by a shareholder. With respect to any required minimum distributions from an IRA or other qualified retirement plan, it is the obligation of the shareholder to determine the amount of any such required minimum distribution and to otherwise satisfy the required minimum.

7 WITHDRAWAL OR MODIFICATION	Requests to repurchase shares may be withdrawn or modified at any time prior to 4:00 p.m., Eastern Time, on August 9, 2022.

CF-IU110702DIRECT (0622)

APOLLO DIVERSIFIED CREDIT FUND REPURCHASE OFFER

8 SUSPENSION OR POSTPONEMENT OF REPURCHASE OFFER

The Fund may suspend or postpone this Repurchase Offer only by a vote of a majority of the members of the Board of Trustees, including a majority of the independent Trustees, and only in the following limited circumstances:

•    If the repurchase of shares would cause the Fund to lose its status as a regulated investment company under Subchapter M of the Internal Revenue Code;

•     For any period during which the New York Stock Exchange or any other market in which the securities owned by the Fund are principally traded is closed, other than customary weekend and holiday closings, or during which such trading is restricted;

•     For any period during which an emergency exists as a result of which it is not reasonably practicable for the Fund to dispose of securities it owns or to determine the Fund’s NAV of each of the Fund’s Class A, Class C, Class F, Class I, Class L and Class M shares; and

•      For any other periods that the U.S. Securities and Exchange Commission may permit by order for the protection of shareholders.

9 TAX CONSEQUENCES	You should review the tax information in the Fund’s prospectus and statement of additional information and consult with your tax adviser regarding any specific consequences, including potential state and local tax consequences, of participating in the repurchase. Generally, any tender of shares to the Fund would be treated as a taxable event and any gain or loss would be treated as a capital gain or loss, either short or long term, depending on the length of time the shares have been held.
10 CONTINGENT DEFERRED SALES CHARGES ON CLASS C SHARES	Class A, Class F, Class I, Class L and Class M shareholders are not subject to a contingent deferred sales charge. Class C shareholders who tender for repurchase of such shareholder’s Class C shares such that they will have been held less than 365 days after purchase, as of the time of repurchase, will be subject to a contingent deferred sales charge of 1.00% of the original purchase price which is payable to the Fund’s distributor out of the repurchase proceeds. The Fund or its designee may waive the imposition of the contingent deferred sales charge in the following shareholder situations: (1) shareholder death or (2) shareholder disability. Any such waiver does not imply that the contingent deferred sales charge will be waived at any time in the future or that such contingent deferred sales charge will be waived for any other shareholder.
11 NO REPURCHASE FEE	The Fund does not charge a transaction fee to repurchase Fund Shares. However, as stated above, a contingent deferred sales charge may apply to Class C shares tendered for repurchase. If your shares are held at a Financial Intermediary, your intermediary may charge transaction or other fees in connection with your repurchase request.
12 REPURCHASE REQUESTS IN PROPER FORM

All questions as to validity, form, eligibility (including time and receipt) and acceptance of tenders of shares will be determined by the Fund in its sole discretion. The determination by the Fund shall be final and binding. The Fund reserves the absolute right to reject any or all tenders of shares (even if such tenders are determined to be in good and proper form) and to refuse to accept for payment, purchase, or to pay for any shares if, in the opinion of Fund’s counsel, accepting, purchasing or paying for such shares would be unlawful. The Fund also reserves the absolute right to waive any of the conditions of this offer or any defect in any tender of shares, whether generally or with respect to any particular shares or shareholders. The Fund’s interpretations of the terms and conditions of this offer shall be final and binding. Unless waived, any defects or irregularities in connection with tenders of shares must be corrected within such times as the Fund shall, in its absolute discretion, decide. Tenders of shares will not be deemed to have been made until any defects or irregularities have been corrected or waived.

If this repurchase request is due to shareholder death, please call the Fund at 1-888-926-2688 or contact your Financial Intermediary regarding additional required documentation (such as a death certificate). Repurchase requests due to death are intended for natural persons. The dissolution of an entity or similar situations generally do not qualify. Notice must be given to the Fund as soon as practicable but no later than the second repurchase offer deadline following the date of shareholder death, to ensure timely processing of repurchase requests due to death. This timeline will be strictly observed. Should this timeline not be adhered to, there is no guarantee a shareholder’s descendants will be able to sell all shares they desire to sell in the event shareholders tender for repurchase more than the repurchase offer amount and the Fund repurchases shares on a pro rata basis.

None of the Fund, Apollo Capital Credit Adviser, LLC (the “Adviser”), Apollo Credit Management, LLC (the “Sub- Advisers”), DST Systems, Inc. (the “Transfer Agent”), ALPS Distributors, Inc. (the “Distributor”), nor any other person or entity is or will be obligated to give notice of any defects or irregularities in tenders, nor shall any of them incur any liability for failure to give any such notice.

None of the Fund, the Adviser, the Sub-Adviser, nor the Distributor, is or will be obligated to ensure that your Financial Intermediary, or any other third party through which your shares may be held or registered, submits to you this Repurchase Offer or submits your tender of shares to the Fund on your behalf.

Neither the Fund nor its Board of Trustees makes any recommendation to any shareholder as to whether to tender or refrain from tendering shares. Each shareholder must make an independent decision as to whether or not to tender shares and, if so, how many shares to tender.

No person has been authorized to make any recommendation on behalf of the Fund as to whether shareholders should tender shares pursuant to this offer. No person has been authorized to give any information or to make any representations in connection with this offer other than those contained herein or contained in the Fund’s current effective prospectus or statement of additional information. If given or made, such recommendation and such information and representation may not be relied upon as having been authorized by the Fund.

For additional information about this Repurchase Offer, contact your Financial Intermediary.

CF-IU110702DIRECT (0622)

REPURCHASE REQUEST FORM MUST BE RECEIVED BY 4:00 P.M., EASTERN TIME, TUESDAY, AUGUST 9, 2022

REGULAR MAIL:	OVERNIGHT MAIL:

Apollo Diversified Credit Fund	Apollo Diversified Credit Fund
c/o DST Systems, Inc.	c/o DST Systems, Inc.
P.O. Box 219133	430 W 7th Street
Kansas City, MO 64121-9133	Kansas City, MO 64105-1407

Please accept this tender of shares as designated below for repurchase at a price equal to their net asset value on the Repurchase Pricing Date.

I understand that this quarterly repurchase offer is limited to 5% of the outstanding shares of the Apollo Diversified Credit Fund, and that if shareholders request to repurchase more than the Repurchase Offer Amount, the Fund may repurchase shares on a pro rata basis which may result in the Fund not repurchasing the full amount of the shares that I am requesting.

For Class C Shareholders Only: I understand that tendering Class C shares such that they will have been held less than 365 days after purchase, as of the time of repurchase, will be subject to a contingent deferred sales charge of 1.00% of the original purchase price which is payable to the Fund’s distributor out of the repurchase proceeds.

NAME(S) OF REGISTERED SHAREHOLDERS

ACCOUNT NUMBER	INVESTOR ADDRESS	DAYTIME TELEPHONE NUMBER

SHARES TENDERED (Check one share class, reason for repurchase, and the number of shares or dollar amount as appropriate)

Class of Shares to be Tendered:
[ ] Class A Shares (CRDTX)	[ ] Class C Shares (CGCCX)	[ ] Class F Shares (CRDFX)
[ ] Class I Shares (CRDIX)	[ ] Class L Shares (CRDLX)	[ ] Class M Shares (CRDMX)

(if tendering more than one share class, please submit a separate form for each share class)

Reason for Repurchase:
[ ] Standard Repurchase	[ ] Repurchase Due to Death*

Tender Amount:		For Internal Use Only
[ ] Full Tender:	Please tender all shares in my account.
[ ] Partial Tender:	Please tender _________ shares from my account.
[ ] Dollar Amount:	Please tender enough shares to net $ _________.

*	Requests due to death are intended for natural persons and will require additional supporting documents. Please see the “Repurchase Requests in Proper Form” section in the Repurchase Offer Statement for further information and instructions.

CF-IU110702DIRECT (0622)

REPURCHASE REQUEST FORM MUST BE RECEIVED BY 4:00 P.M., EASTERN TIME, TUESDAY, AUGUST 9, 2022

PLEASE NOTE:

1.	A REPURCHASE REQUEST THAT DOES NOT SPECIFY A FULL REPURCHASE, NUMBER OF SHARES, OR A DOLLAR AMOUNT WILL BE REJECTED.
2.	THIS FORM MUST BE RECEIVED BY THE TRANSFER AGENT NO LATER THAN 4:00 P.M. EASTERN TIME ON THE REPURCHASE REQUEST DEADLINE. REPURCHASE REQUESTS RECEIVED BY THE TRANSFER AGENT CANNOT BE REVOKED AFTER THE REPURCHASE REQUEST DEADLINE.
3.	ANY REQUEST RECEIVED OUTSIDE OF AN ACTIVE REPURCHASE PERIOD OR REQUESTS FOR FUTURE REPURCHASE PERIODS WILL BE REJECTED.
4.	ALTERATIONS TO THIS FORM ARE PROHIBITED AND THE REQUEST WILL BE REJECTED.
5.	TO PREVENT BACKUP WITHHOLDING PLEASE ENSURE THAT A COMPLETED AND SIGNED APPLICATION FORM OR A FORM W-9 (OR FORM W-8 FOR NON-U.S. SHAREHOLDERS) HAS BEEN SUBMITTED PREVIOUSLY.
6.	CUSTODIAN APPROVAL IS REQUIRED FOR ACCOUNTS HELD THROUGH A CUSTODIAN. REPURCHASE REQUESTS FOR SUCH ACCOUNTS THAT DO NOT INCLUDE BOTH THE INVESTOR SIGNATURE(S) AND CUSTODIAN APPROVAL BY THE REPURCHASE REQUEST DEADLINE WILL NOT BE DEEMED IN GOOD ORDER.

Payment and Delivery Instructions:

Unless alternative instructions are given below, the check will be issued to the name(s) of the registered shareholder(s) and mailed to the address of record.

Alternative mailing instructions:

Signature and certification:

Your signature(s) below must correspond exactly with the Authorized Person(s) elected on the account.

I acknowledge that:

•	Provision of this form should not be construed to cause the Fund, or its affiliates, to become an investment advice fiduciary under ERISA or the Internal Revenue Code.
•	I certify that I am authorized to make these elections and that all information provided is true and accurate.
•	No tax or legal advice has been given to me by the Transfer Agent, the Custodian, the Fund, or any agent of either of them, and that all decisions regarading the elections made on this form are my own.
•	The Custodian is authorized to distribute funds from my account in the manner requested. The Fund may conclusively rely on this certification and authorization without further investigation or inquiry.
•	I assume responsibility for any adverse consequences that may arise from the election(s) and agree that the Fund and their agents shall in no way be responsible, and shall be indemnified and held harmless, for any tax, legal or other consequences of the election(s) made on this form.
•	The payment is to be sent to the registered owner(s) of the shares shown in the registration of the account.

Signature:	Date

Print name:	Telephone Number:

Signature (if joint account both must sign):	Date

Print name:	Telephone Number:

CUSTODIAN APPROVAL (FOR ACCOUNTS HELD THROUGH A CUSTODIAN)

CF-IU110702DIRECT (0622)

APOLLO DIVERSIFIED CREDIT FUND

Investor Update

June 30, 2022

Dear Valued Shareholder,

We are pleased to present an update for Apollo Diversified Credit Fund (the “Fund”).1 We greatly appreciate the support of our shareholders and remain committed to the Fund’s investment objective, which is to generate a return comprised of both current income and capital appreciation with an emphasis on current income with low volatility and low correlation to the broader markets. The Fund continues to be an actively managed, multi-asset credit strategy investing across the alternative credit universe.

Market Overview

Volatility has picked up meaningfully in 2022 as financial markets digest the U.S. Federal Reserve’s (the “Fed”) aggressive tone to combat inflation. May’s headline consumer price index (CPI) hit a 40-year high of 8.6%,2 suggesting that the Fed may need to be more aggressive with rate hikes and quantitative tightening to contain demand. Further, the ongoing Russia/Ukraine war, supply-chain disruptions and COVID-related lockdowns in China further exacerbate inflationary and recessionary concerns.

Year to date, Treasury yields have moved dramatically with the two-year Treasury yield reaching 3.06% and 10-year Treasury yield nearing 3.13% as of market close on June 24, 2022.3 This movement has coincided with a widespread sell-off across the debt and equity markets. These correlated market moves have negatively impacted almost all public markets. However, while we are witnessing stress in the broader credit markets as issuers have traded down due to the technical sell-off, we are continuing to find selective value in the public markets as certain sectors and companies continue to exhibit strong fundamentals. Further, during the first quarter of 2022, high-yield companies on average reduced leverage and posted record high coverage metrics. Additionally, the recent volatility is creating opportunities in private credit. Institutional leveraged loan new issuance stood at $168 billion year to date as of June 24, 2022, 49% less than the $328 billion issued during the same period last year.4 Similarly, primary issuance in the high yield market has stalled as well and is currently $68 billion year to date as of June 24, 2022, 76% less than the $280 billion issued during the same period last year.4 These constraints on capital markets activity in our view will bolster the need for issuers and sponsors to access the private credit markets. Further, as rates rise and spreads widen, we believe credit will be an attractive risk-reward trade relative to other asset classes, especially equities.

Fund Strategy and Positioning

Since taking over the portfolio in the second quarter of 2022, the Fund’s investment team has focused on positioning the portfolio in anticipation of a potentially strong private credit pipeline. As mentioned previously, new issuance in liquid credit markets is significantly down as borrowers find raising capital in volatile markets increasingly challenging. In our opinion, this development provides opportunities for well-capitalized, scaled solution providers like Apollo. Within Apollo’s direct origination pipeline, we are seeing robust demand for direct loans with an additional 50-100 basis point5 spread compared to Q1 2022. We anticipate the Fund’s allocation to direct origination to increase meaningfully over the next several months.

Apollo Diversified Credit Fund is a closed-end interval fund. Limited liquidity is provided to shareholders only through the Fund’s quarterly repurchase offers for no less than 5% and no more than 25% of the Fund’s shares outstanding at net asset value. The Fund is only suitable for investors who can bear the risks associated with the limited liquidity of the Fund and should be viewed as a long-term investment. There is no secondary market for the Fund’s shares and none is expected to develop.

1.	Effective May 2, 2022, Griffin Institutional Access® Credit Fund has been renamed Apollo Diversified Credit Fund.
2.	Source: U.S. Bureau of Labor Statistics, June 10, 2022. The Consumer Price Index is a price index of a basket of goods and services paid by urban consumers.
3.	Data source: Bloomberg. Two-year Treasury Notes and 10-Year Treasury Bonds are debt securities issued by the U.S. government with a maturity of two and 10 years, respectively.
4.	Source: S&P LCD US Research as of June 24, 2022.
5.	A basis point is a unit of measure used to describe the percentage change. One basis point is equivalent to 0.01% (1/100th of a percent) or 0.0001 in decimal form.

During the recent period of market volatility, the Fund has increased its allocation to dislocated credit. Additionally, the Fund has focused on reducing positions in the portfolio to increase its concentration in Apollo’s highest-conviction credit investments. The Fund’s approach to asset allocation builds on Apollo’s flexible investment philosophy, balancing near- and long-term relative value to maximize risk-adjusted returns across a market cycle. The Fund continues to take a “multi-asset” approach centered around five key strategy pillars:

•	Large Scale Origination: Origination strategy targeting large corporate and sponsor-backed issuers utilizing our proprietary sourcing channel that is primarily focused on first lien and unitranche loans. The strategy looks to offer efficient financing solutions for borrowers within the whitespace between the traditional middle market and the broadly syndicated market.
•	Levered Performing Credit: The levered performing credit pillar primarily pursues liquid, performing senior-secured credit to generate current income and total return. The breadth of Apollo’s credit platform provides a broad sourcing funnel and the ability to exercise a high degree of credit selectivity.
•	Structured Credit: This strategy seeks high-quality structured credit opportunities of various vintages and maturities in a broad mandate of structured products, including collateralized loan obligation (CLO)[6] debt and equity, consumer and whole business securitization, and solution capital.
•	Dislocated Credit: This strategy seeks to use contingent capital positioned to pursue dislocated credit opportunities (e.g., stressed, performing assets across the credit spectrum that sell off due to technical or fundamental reasons) in between traditional passive investment mandates and “distressed-for-control” investment mandates.
•	Special Situations/Other: This strategy is expected to enable agile deployment into opportunities that the above pillars might not capture. Broad asset classes and sector-level expertise enables Apollo to uncover unique relative value and risk-adjusted opportunities across the credit spectrum, including thematic investments in middle market loans, credit secondaries and aviation finance.

The Fund will seek to strategically deploy capital as it identifies investment opportunities, dynamically pivoting across the above five key strategies. In our view, the Fund’s ability to allocate across markets, industries, quality, asset classes, and capital structure allows the Fund’s investment team to capitalize on dispersion across markets and seek enhanced income generation. The Fund’s Q1 2022 annualized distribution rate for Class I shares (NASDAQ: CRDIX) was 6.17%, which was 2.57% higher than the Bloomberg U.S. Corporate Investment Grade Index (3.60%).7, 8 Furthermore, through active management, this environment may provide investors an opportunity for a differentiated return profile relative to more passive strategies.

On behalf of the entire Apollo team, we thank you for your continued support and confidence in the Fund. We hope that you and your families have a pleasant summer season.

Best,

Earl Hunt	Chris Lahoud	Jim Vanek
Partner, Credit	Partner, Credit	Partner, Credit

6.	A Collateralized loan obligation (CLO) is a structured credit security backed by a pool of bank loans, structured so there are several classes of bondholders with varying maturities, called tranches. Debt and equity securities of CLOs are sold in tranches where each CLO tranche has a different priority on distributions, unique risk exposures, and yield expectations based on the tranche’s place in the capital structure. Distributions begin with the senior debt tranches (CLO debt) and flow down to the equity tranches (CLO equity).
7.	Past performance is not indicative of future results. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Investing involves risk, including loss of principal. Assets and securities contained within indices are different than the assets and securities contained in Apollo Diversified Credit Fund and will therefore have different risk and reward profiles. There are limitations when comparing the Apollo Diversified Credit Fund to indices. Many open-end funds which track these indices offer daily liquidity, while closed-end interval funds offer liquidity on a periodic basis. Deteriorating general market conditions will reduce the value of stock securities. Fixed income risks include interest-rate and credit risk, bond values fluctuate in price so the value of your investment can go down depending on market conditions. The Fund’s investment in lower-rated securities involves special risks in addition to the risks associated with investments in investment grade securities, including a high degree of credit risk. Lower-rated securities may be regarded as predominately speculative with respect to the issuer’s continuing ability to meet principal and interest payments. Analysis of the creditworthiness of issuers/issues of lower-rated securities may be more complex than for issuers/issues of higher quality debt securities. There is a risk that issuers will not make payments, resulting in losses to the Fund. An investment cannot be made in an index, which is unmanaged and has returns that do not reflect any trading, management or other costs. Index performance does not represent actual Fund or portfolio performance, nor does it represent actual performance of the Fund’s Adviser or sub-adviser.
8.	Data source: Bloomberg using yield to worst for the Bloomberg U.S. Corporate Investment Grade Index. The Bloomberg U.S. Corporate Investment Grade Index is an unmanaged index consisting of publicly issued U.S. Corporate and specified foreign debentures and secured notes that are rated investment grade (Baa3/BBB or higher) by at least two ratings agencies, have at least one year to final maturity and have at least $250 million par amount outstanding. To qualify, bonds must be SEC-registered. Yield to worst refers to an estimate of the lowest yield that you can expect to earn from a debt investment, absent a default.

Distribution rates are not performance and reflect the applicable quarter’s cumulative distribution rate when annualized. Under GAAP, the composition of the Fund’s distribution on March 31, 2022 was estimated to include a de minimis amount of return of capital and should not be confused with yield or income. Historically, Fund distributions have only included income for tax purposes. It is important to note that differences exist between the Fund’s accounting records prepared in accordance with GAAP and recordkeeping practices required under income tax regulations. Therefore, the characterization of Fund distributions for federal income tax purposes may be different from GAAP characterization estimates. The determination of what portion of each year’s distributions constitutes ordinary income, qualifying dividend income, short or long-term capital gains or return of capital is determined at year-end and reported to shareholders on Form 1099-DIV, which is mailed every year in late January. The Fund does not provide tax advice. Fund distributions would have been lower had expenses, such as management fees, not been waived during the period and the Adviser is under no obligation to continue its voluntary expense waiver for any specified period of time.

IMPORTANT DISCLOSURES

This material is neither an offer to sell nor a solicitation to purchase any security. Investors should carefully consider the investment objectives, risks, charges and expenses of Apollo Diversified Credit Fund (the “Fund”). This information and other important details about the Fund are contained in the prospectus, which can be obtained by visiting www.apollo.com. Please read the prospectus carefully before investing.

Past performance is not indicative of future results. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Investing involves risk, including loss of principal. Performance includes reinvestment of distributions and reflects management fees and other expenses. Fund returns would have been lower had expenses, such as management fees, not been waived during the period. The Fund return does not reflect the deduction of all fees, including any applicable Fund share class sales load, third-party brokerage commissions or third-party investment advisory fees paid by investors to a financial intermediary for brokerage services. If the deduction of such fees was reflected, the performance would be lower. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investing in the Fund involves risks, including the risk that you may receive little or no return on your investment or that you may lose part or all of your investment. The ability of the Fund to achieve its investment objective depends, in part, on the ability of the Adviser to allocate effectively the assets of the Fund among the various securities and investments in which the Fund invests. There can be no assurance that the actual allocations will be effective in achieving the Fund’s investment objective or delivering positive returns. Current performance may be lower or higher than the performance quoted. The most recent performance is available at www.apollo.com or by calling 888.926.2688.

The Fund is a closed-end interval fund, the shares have no history of public trading, nor is it intended that the shares will be listed on a public exchange at this time. No secondary market is expected to develop for the Fund’s shares. Limited liquidity is provided to shareholders only through the Fund’s quarterly repurchase offers for no less than 5% and no more than 25% of the Fund’s shares outstanding at net asset value. There is no guarantee that an investor will be able to sell all the shares that the investor desires to sell in the repurchase offer. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Due to these restrictions, an investor should consider an investment in the Fund to be of limited liquidity. The Fund is suitable only for investors who can bear the risks associated with the limited liquidity of the Fund and should be viewed as a long-term investment. Investing in the Fund is speculative and involves a high degree of risk, including the risks associated with leverage and the risk of a substantial loss of investment. There is no guarantee that the investment strategies will work under all market conditions.

The Fund’s distribution policy is to make quarterly distributions to shareholders. Shareholders should not assume that the source of a distribution from the Fund is net profit. Please refer to the Fund’s most recent Section 19(a) notice for an estimate of the composition of the Fund’s most recent distribution, available at www.apollo.com, and the Fund’s semi-annual or annual reports filed with the U.S. Securities and Exchange Commission (the “SEC”) for additional information regarding the composition of distributions. The Fund’s distributions may be affected by numerous factors, including but not limited to changes in Fund expenses including the amount of expenses waived by the Fund’s Adviser, investment performance, realized and projected market returns, fluctuations in market interest rates, and other factors. Fund distributions would have been lower had expenses, such as management fees, not been waived during the period and the Adviser is under no obligation to continue its voluntary expense waiver for any specified period of time. There is no assurance that the Fund’s distribution rate will be sustainable in the future nor are distributions guaranteed.

Investors in the Fund should understand that the net asset value (“NAV”) of the Fund will fluctuate, which may result in a loss of the principal amount invested. All investments contain risk and may lose value The Fund’s investments may be negatively affected by the broad investment environment and capital markets in which the Fund invests, including the debt market, real estate market, and/or the equity securities market. The value of the Fund’s investments will increase or decrease based on changes in the prices of the investments it holds. This will cause the value of the Fund’s shares to increase or decrease. The use of leverage by the Fund will magnify the Fund’s gains or losses. The Fund is “diversified” under the Investment Company Act of 1940. Diversification does not eliminate the risk of experiencing investment losses. Holdings are subject to change without notice. The Fund is not intended to be a complete investment program.

Investing in lower-rated securities involves special risks in addition to the risks associated with investments in investment grade securities, including a high degree of credit risk. Lower-rated securities may be regarded as predominately speculative with respect to the issuer’s continuing ability to meet principal and interest payments. Analysis of the creditworthiness of issuers/issues of lower-rated securities may be more complex than for issuers/issues of higher quality debt securities. Securities that are in the lowest rating category are considered to have extremely poor prospects of ever attaining any real investment standing, to have a current identifiable vulnerability to default and/or to be unlikely to have the capacity to pay interest and repay principal. There is a risk that issuers will not make payments, resulting in losses to the Fund. In addition, the credit quality of securities may be lowered if an issuer’s financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of the Fund. Lower credit quality also may affect liquidity and make it difficult to sell the security. Default, or the market’s perception that an issuer is likely to default, could reduce the value and liquidity of securities, thereby reducing the value of your investment in Fund shares. The Adviser’s judgments about the attractiveness, value and potential appreciation of a particular sector and securities in which the Fund invests may prove to be incorrect and may not produce the desired results. Foreign investing involves special risks such as currency fluctuations and political uncertainty. The use of leverage by the Fund will magnify the Fund’s gains or losses. There is no guarantee that the Fund’s leverage strategy will be successful.

The Fund is advised by Apollo Capital Credit Adviser, LLC (“ACCA”). ACCA is registered as an investment adviser with the SEC pursuant to the provisions of the Investment Advisers Act of 1940, as amended (the “Advisers Act”). The Fund is sub-advised by Apollo Credit Management, LLC (“Apollo”). Apollo is registered as an investment adviser with the SEC pursuant to the provisions of the Advisers Act. Apollo and ACCA are affiliates of Apollo Global Management, Inc. and its consolidated subsidiaries. Registration with the SEC does not constitute an endorsement by the SEC nor does it imply a certain level of skill or training.

This material has been distributed for informational purposes only and should not be considered as investment advice or a recommendation of any particular security, strategy or investment product or be relied upon for any other purpose. The views expressed represent an assessment of market conditions at a specific point in time, are opinions only and should not be relied upon as investment advice regarding a particular investment or markets in general. Such information does not constitute a recommendation to buy or sell specific securities or investment vehicles. It should not be assumed that any investment will be profitable or will equal the performance of the fund(s) or any securities or any sectors mentioned herein. Information contained herein has been obtained from sources deemed to be reliable, but not guaranteed. Apollo Global Management and its affiliates do not provide tax, legal or accounting advice. This material is not intended to provide, and should not be relied on for, tax, legal or accounting advice. You should consult your own tax, legal and accounting advisors before engaging in any transaction. This material represents views as of the date of this presentation and is subject to change without notice of any kind.

Apollo Global Management, Inc.	949.270.9300
18191 Von Karman Avenue	www.apollo.com
Suite 300
Irvine, CA 92612

Not a deposit	May lose value	No bank guarantee
Not insured by the FDIC, NCUA or any other government agency

Griffin Capital Securities, LLC, Member FINRA/SIPC, is a subsidiary of Apollo Global Management, Inc. ALPS Distributors, Inc. (1290 Broadway, Suite 1000, Denver, CO 80203, Member FINRA) is the distributor of Apollo Diversified Credit Fund. Apollo Global Management, Inc. and ALPS Distributors, Inc. are not affiliated.

© 2022 Apollo Diversified Credit Fund. All rights reserved.

CR-IU627 (062822) | GCC000701 | Exp. 06.30.23	CF-IU190650 (0622)

APOLLO DIVERSIFIED CREDIT FUND

NOTICE OF QUARTERLY REPURCHASE OFFER

**IF YOU DO NOT WISH TO SELL YOUR SHARES AT THIS TIME, PLEASE DISREGARD THIS NOTICE**

June 30, 2022

Dear Apollo Diversified Credit Fund Shareholder,

Thank you for your investment. The purpose of this notice is to inform you of the quarterly repurchase offer by Apollo Diversified Credit Fund (the “Fund”). Quarterly repurchase offers provide a degree of liquidity to shareholders of the Fund. You will receive a notice similar to this once per quarter. The Fund will offer to repurchase shares only during each regularly scheduled quarterly repurchase offer period.

The repurchase offer period will begin on June 30, 2022 and end on August 9, 2022 (the “Repurchase Request Deadline”). If you own shares through a financial intermediary, financial adviser or broker/ dealer (“Financial Intermediary”), please contact your Financial Intermediary.

Please also note that Class C shareholders who tender for repurchase of such shareholder’s Class C shares such that they will have been held less than 365 days after purchase, as of the time of repurchase, will be subject to a contingent deferred sales charge of 1.00% of the original purchase price which is payable to the Fund’s distributor out of the repurchase proceeds.

If you wish to tender shares, your Financial Intermediary will provide you with specific instructions. If you are unable to contact your Financial Intermediary or own shares directly and wish to tender shares, you can alternatively complete the Repurchase Request Form.

IMPORTANT

All repurchase requests must be received in good order prior to the Repurchase Request Deadline. The Repurchase Request Deadline will be strictly observed. If you fail to submit your repurchase request in proper form to the Transfer Agent prior to the Repurchase Request Deadline, the Fund will not repurchase your shares or a portion thereof until a subsequent quarterly repurchase offer, at which time you must submit a new repurchase request for that offer. Shares would be subject to NAV fluctuation during that time.

If you have any questions, please refer to the attached Repurchase Offer or contact your Financial Intermediary. You may also contact us directly at 1-888-926-2688.

Sincerely,

Apollo Diversified Credit Fund

CF-IU133800BENEFICIAL (0622)

APOLLO DIVERSIFIED CREDIT FUND REPURCHASE OFFER

1 THE OFFER	Apollo Diversified Credit Fund (the “Fund”) is offering to repurchase, for cash, up to 5% of the Fund’s issued and outstanding shares (Class A, Class C, Class F, Class I, Class L and Class M shares) (“Repurchase Offer Amount”) as of the Repurchase Request Deadline (as defined below) at a price equal to the net asset value (“NAV”) of the applicable class of shares as of the close of regular business trading on the New York Stock Exchange on the Repurchase Pricing Date (as defined below). The purpose of this offer is to provide a level of liquidity to shareholders, as no secondary market exists for these shares. This offer is not conditioned on the tender of any minimum number of shares. This offer is made subject to the terms and conditions made in this Repurchase Offer and the Fund’s current effective prospectus and statement of additional information.
2 NET ASSET VALUE

The Fund’s NAV on June 23, 2022 of the Class A shares (CRDTX) was $21.38 per share, of the Class C shares (CGCCX) was $21.38 per share, of the Class F shares (CRDFX) was $21.39 per share, of the Class I shares (CRDIX) was $21.38 per share, of the Class L shares (CRDLX) was $21.38 per share and of the Class M shares (CRDMX) was $21.38 per share. The NAV at which the Fund will repurchase shares will not be calculated until the Repurchase Pricing Date (defined below).

The Fund’s NAV fluctuates. Therefore, the NAV on the Repurchase Pricing Date may be higher or lower than the NAV stated above or the date on which you submit your repurchase request.

The current NAV may be obtained by calling 1-888-926-2688 and asking for the most current NAV per share or by visiting www.apollodiversifiedcreditfund.com. The shares of the Fund are not traded on any organized market or securities exchange.

3 REPURCHASE REQUEST DEADLINE	All repurchase requests must be received in good order prior to 4:00 p.m., Eastern Time, on August 9, 2022.
4 REPURCHASE PRICING DATE	The NAV used to calculate the repurchase price will be determined as of the close of regular business trading on the New York Stock Exchange on August 9, 2022 (the “Repurchase Pricing Date”). There is a risk that the NAV per share fluctuates between the date on which you submit your repurchase request and the Repurchase Pricing Date, and that the NAV on the Repurchase Pricing Date may be higher or lower than the NAV on the date you submit your repurchase request.
5 PAYMENT FOR SHARES REPURCHASED	The Fund will pay repurchase proceeds within seven (7) calendar days from the Repurchase Pricing Date. The Fund will not charge a repurchase fee. However, as stated above, a contingent deferred sales charge may apply to Class C shares tendered for repurchase.
6 INCREASE IN NUMBER OF SHARES REPURCHASED

If shareholders tender for repurchase more than the Repurchase Offer Amount, the Fund may, but is not required to, repurchase an additional amount of shares not to exceed 2% of the outstanding shares of the Fund on the Repurchase Request Deadline. If the Fund determines not to repurchase more than the Repurchase Offer Amount, or if shareholders tender shares in an amount exceeding the Repurchase Offer Amount plus 2% of the outstanding shares on the Repurchase Request Deadline, the Fund will repurchase the shares on a pro rata basis. However, the Fund may accept all shares tendered for repurchase by shareholders who own less than one hundred (100) shares and who tender all of their shares, before prorating other amounts tendered. If you own less than one hundred (100) shares through a Financial Intermediary and tender all shares for repurchase, and those shares are held by the Financial intermediary in an omnibus account, it may not be possible for your shares to be redeemed in full prior to any proration of repurchase requests received from all other shareholders. Therefore, in that situation, your shares may not be fully redeemed, and you may continue to hold shares in the Fund through your Financial Intermediary.

There is no assurance that you will be able to sell as many of your shares as you desire to sell in the repurchase offer or in any subsequent repurchase offer. In the event that shareholders tender for repurchase more than the Repurchase Offer Amount, the Fund may repurchase the shares on a pro rata basis which may result in the Fund not honoring the full amount of a required minimum distribution requested by a shareholder. With respect to any required minimum distributions from an IRA or other qualified retirement plan, it is the obligation of the shareholder to determine the amount of any such required minimum distribution and to otherwise satisfy the required minimum.

7 WITHDRAWAL OR MODIFICATION	Requests to repurchase shares may be withdrawn or modified at any time prior to 4:00 p.m., Eastern Time, on August 9, 2022.

CF-IU133800BENEFICIAL (0622)

APOLLO DIVERSIFIED CREDIT FUND REPURCHASE OFFER

8 SUSPENSION OR POSTPONEMENT OF REPURCHASE OFFER

The Fund may suspend or postpone this Repurchase Offer only by a vote of a majority of the members of the Board of Trustees, including a majority of the independent Trustees, and only in the following limited circumstances:

•     If the repurchase of shares would cause the Fund to lose its status as a regulated investment company under Subchapter M of the Internal Revenue Code;

•     For any period during which the New York Stock Exchange or any other market in which the securities owned by the Fund are principally traded is closed, other than customary weekend and holiday closings, or during which such trading is restricted;

•     For any period during which an emergency exists as a result of which it is not reasonably practicable for the Fund to dispose of securities it owns or to determine the Fund’s NAV of each of the Fund’s Class A, Class C, Class F, Class I, Class L and Class M shares; and

•     For any other periods that the U.S. Securities and Exchange Commission may permit by order for the protection of shareholders.

9 TAX CONSEQUENCES	You should review the tax information in the Fund’s prospectus and statement of additional information and consult with your tax adviser regarding any specific consequences, including potential state and local tax consequences, of participating in the repurchase. Generally, any tender of shares to the Fund would be treated as a taxable event and any gain or loss would be treated as a capital gain or loss, either short or long term, depending on the length of time the shares have been held.
10 CONTINGENT DEFERRED SALES CHARGES ON CLASS C SHARES	Class A, Class F, Class I, Class L and Class M shareholders are not subject to a contingent deferred sales charge. Class C shareholders who tender for repurchase of such shareholder’s Class C shares such that they will have been held less than 365 days after purchase, as of the time of repurchase, will be subject to a contingent deferred sales charge of 1.00% of the original purchase price which is payable to the Fund’s distributor out of the repurchase proceeds. The Fund or its designee may waive the imposition of the contingent deferred sales charge in the following shareholder situations: (1) shareholder death or (2) shareholder disability. Any such waiver does not imply that the contingent deferred sales charge will be waived at any time in the future or that such contingent deferred sales charge will be waived for any other shareholder.
11 NO REPURCHASE FEE	The Fund does not charge a transaction fee to repurchase Fund Shares. However, as stated above, a contingent deferred sales charge may apply to Class C shares tendered for repurchase. If your shares are held at a Financial Intermediary, your intermediary may charge transaction or other fees in connection with your repurchase request.
12 REPURCHASE REQUESTS IN PROPER FORM

All questions as to validity, form, eligibility (including time and receipt) and acceptance of tenders of shares will be determined by the Fund in its sole discretion. The determination by the Fund shall be final and binding. The Fund reserves the absolute right to reject any or all tenders of shares (even if such tenders are determined to be in good and proper form) and to refuse to accept for payment, purchase, or to pay for any shares if, in the opinion of Fund’s counsel, accepting, purchasing or paying for such shares would be unlawful. The Fund also reserves the absolute right to waive any of the conditions of this offer or any defect in any tender of shares, whether generally or with respect to any particular shares or shareholders. The Fund’s interpretations of the terms and conditions of this offer shall be final and binding. Unless waived, any defects or irregularities in connection with tenders of shares must be corrected within such times as the Fund shall, in its absolute discretion, decide. Tenders of shares will not be deemed to have been made until any defects or irregularities have been corrected or waived.

If this repurchase request is due to shareholder death, please call the Fund at 1-888-926-2688 or contact your Financial Intermediary regarding additional required documentation (such as a death certificate). Repurchase requests due to death are intended for natural persons. The dissolution of an entity or similar situations generally do not qualify. Notice must be given to the Fund as soon as practicable but no later than the second repurchase offer deadline following the date of shareholder death, to ensure timely processing of repurchase requests due to death. This timeline will be strictly observed. Should this timeline not be adhered to, there is no guarantee a shareholder’s descendants will be able to sell all shares they desire to sell in the event shareholders tender for repurchase more than the repurchase offer amount and the Fund repurchases shares on a pro rata basis.

None of the Fund, Apollo Capital Credit Adviser, LLC (the “Adviser”), Apollo Credit Management, LLC (the “Sub- Advisers”), DST Systems, Inc. (the “Transfer Agent”), ALPS Distributors, Inc. (the “Distributor”), nor any other person or entity is or will be obligated to give notice of any defects or irregularities in tenders, nor shall any of them incur any liability for failure to give any such notice.

None of the Fund, the Adviser, the Sub-Adviser, nor the Distributor, is or will be obligated to ensure that your Financial Intermediary, or any other third party through which your shares may be held or registered, submits to you this Repurchase Offer or submits your tender of shares to the Fund on your behalf.

Neither the Fund nor its Board of Trustees makes any recommendation to any shareholder as to whether to tender or refrain from tendering shares. Each shareholder must make an independent decision as to whether or not to tender shares and, if so, how many shares to tender.

No person has been authorized to make any recommendation on behalf of the Fund as to whether shareholders should tender shares pursuant to this offer. No person has been authorized to give any information or to make any representations in connection with this offer other than those contained herein or contained in the Fund’s current effective prospectus or statement of additional information. If given or made, such recommendation and such information and representation may not be relied upon as having been authorized by the Fund.

For additional information about this Repurchase Offer, contact your Financial Intermediary.

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